Segment Reporting (Narrative) (Details)	12 Months Ended
Sep. 30, 2012 Segments
Segment Reporting Information [Line Items]
Number of reportable segments	4
Number of customers accounting for 10% or more of revenues	0
Maximum Percent of Revenue from Any Customer	10.00%
Canada UK And China [Member]
Segment Reporting Information [Line Items]
Percentage of Revenue from Other Countries	64.00%
Sales Revenue, Segment [Member] | Americas [Member]
Segment Reporting Information [Line Items]
Percentage of revenue from segment	75.00%
Sales Revenue, Segment [Member] | EMEA [Member]
Segment Reporting Information [Line Items]
Percentage of revenue from segment	9.00%
Sales Revenue, Segment [Member] | China And Asia Pacific [Member]
Segment Reporting Information [Line Items]
Percentage of revenue from segment	5.00%
Sales Revenue, Segment [Member] | Channel Development [Member]
Segment Reporting Information [Line Items]
Percentage of revenue from segment	10.00%